Bank loans	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Bank loans

11	Bank loans

The Company has a five-year S$750,000 fixed rate bank loan which expires in December 2025. The bank loan which carries interest of 3% per annum is secured by personal guarantee of two of the Company directors. As of December 31, 2024 and 2025, the carrying amount of the bank loan was S$161,719 and S$0 (fully repaid), respectively.

On March 23, 2023, the Company has another five-year S$500,000 fixed rate bank loan which expires in March 2028. The bank loan which carries interest of 7% per annum is secured by personal guarantee of two of the Company directors. As of December 31, 2024 and 2025, the carrying amount of the bank loan was S$386,123 and S$246,664 (US$191,822).

Interest expenses for the years ended December 31, 2024 and 2025 were  S$34,902 and S$23,657 (US$18,397), respectively.

The maturities schedule is as follows:

	Amount	Amount
Years ended December 31,	S$	US$
2026	104,862	81,548
2027	112,443	87,443
2028	29,359	22,831

Total	246,664	191,822
Less: current portion	(104,863)	(81,548)

Long-term portion	141,801	110,274